DERIVATIVE FINANCIAL INSTRUMENTS (Exchange rate derivative contract) (Details) $ in Thousands, € in Millions, $ in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 496,832			$ 239,876
Financial liabilities, at fair value	(6,358)			(3,024)
Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(4,263)			(1,811)
Long | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 53.7
Long | Euro Member Countries, Euro | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,572			1,196
Short | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 291.5
Short | Colombia, Pesos | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ (5,835)			$ (3,007)